Income Taxes (Details 3) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)
Income Taxes [Abstract]
Income before income taxes and income of affiliates	¥ 147,698	$ 21,273	¥ 214,422		¥ 159,720
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate	¥ 36,925		¥ 53,605		¥ 39,930
Expenses not deductible for tax purposes:
Entertainment	973		685		579
Other	3,691		5,176		6,482
Tax exemption and tax relief:
Tax rate differential	(4,089)		(44,381)		(34,315)
Change in valuation allowance	(1,332)		(4,194)		2,934
Uncertain tax provisions	2,424		15,674		7,928
Effect of utilization of deductible temporary difference previously unrecognized	(12,872)
Other	2,633		(700)		751
Income tax expense	¥ 28,353	$ 4,084	¥ 25,865		¥ 24,289